NATURE OF OPERATIONS AND LIQUIDITY RISK (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 13, 2025	Aug. 31, 2025	Aug. 31, 2024
Disclosure of nature of operations and going concern [Line Items]
Working capital deficiency		$ 11,271
Cash		417
Comprehensive loss		(4,364)	$ (1,985)
Cash used in operating activities		$ (3,373)	(2,539)
Increase (decrease) in number of shares outstanding		8,941,494
Equity issuance price per share		$ 1.47
Gross proceeds from issuing shares		$ 13,200
Payments for share issue costs		$ 1,334	$ 139
Private Placements [Member]
Disclosure of nature of operations and going concern [Line Items]
Increase (decrease) in number of shares outstanding		800,000
Equity issuance price per share		$ 1.26
Gross proceeds from issuing shares		$ 1,000
Subsequent Events [Member]
Disclosure of nature of operations and going concern [Line Items]
Increase (decrease) in number of shares outstanding	3,728,208
Equity issuance price per share	$ 2.46
Gross proceeds from issuing shares	$ 9,160
Payments for share issue costs	$ 230